Right-of-Use Assets and Lease Liabilities (Schedule of Right-of-Use Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	$ 526,959
At December 31, 2020	401,027	$ 526,959
Office Leases [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	934,659
Addition: Lease amendment	76,502
At December 31, 2020	1,011,161	934,659
Office Leases [Member] | Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	407,700	203,850
Charge for the year	202,434	203,850
At December 31, 2020	610,134	407,700
Office Leases [Member] | Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	526,959
At December 31, 2020	$ 401,027	$ 526,959